SHAREHOLDERS' EQUITY (Tables)	12 Months Ended
Dec. 31, 2017
Stockholders' Equity Note [Abstract]
Schedule of Stock Options Activity
A summary of option activity under the Company's stock option plans to its employees as of December 31, 2017, and changes during the year ended December 31, 2017, are as follows:

	Number of options	Weighted-average exercise price	Weighted- average remaining contractual term (in years)	Aggregate intrinsic value

Outstanding at January 1, 2017	317,273	$4.35	4.90	$-
Granted	116,665	$2.16	-	$-
Exercised	-	$-	-	$-
Expired and forfeited	(161,891)	$3.97	-	$-

Outstanding at December 31, 2017	272,047	$3.58	5.41	$-

Exercisable at December 31, 2017	109,167	$1.66	0.11	$-

Schedule of Stock-based Compensation Expenses
The total stock-based compensation expense related to employees' equity-based awards, recognized for the years ended December 31, 2017, 2016 and 2015, was comprised as follows:

	Year ended December 31,
	2017	2016	2015

Cost of revenues	$4	$8	$17
Research and development	5	30	45
Selling and marketing	5	12	12
General and administrative	(13)	155	96

	$1	$205	$170

Schedule of Options and Warrants
Issuance date	In connection with	Number of options granted	Options exercisable	Exercise price per share	Exercisable through

April 1, 2015	consultant	26,667	-	2.64	April 2020